FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Balance Sheet Classification (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Current asset	$ 120	$ 61
Long-term asset	1,431	1,378
Derivative financial assets	895	1,011	$ 1,439
Long-term liability	(189)	(318)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Current asset	120	61
Long-term asset	1,431	1,378
Derivative financial assets	1,551	1,439
Current liability	(467)	(110)
Long-term liability	(189)	(318)
Derivative financial liabilities	$ (656)	$ (428)